Share-Based Payments	12 Months Ended
Jun. 30, 2021
Share-based payment arrangements [Abstract]
Share-Based Payments	SHARE-BASED PAYMENTS
Accounting policy
The group operates the following employee share incentive plans where the group granted share options to certain employees in exchange for services received:
•The 2006 equity-settled share-based payments plan (2006 share plan);
•The equity-settled Sisonke Employee Share Ownership Plan (Sisonke ESOP) initially awarded in 2019; and
•The equity-settled Management Deferred Share Plan (DSP) initially awarded in 2020.

Equity-settled share-based payments are measured at fair value that includes market performance conditions but excludes the impact of any service and non-market performance conditions of the equity instruments at the date of the grant. The share-based payments are expensed over the vesting period, based on the group's estimate of the shares that are expected to eventually vest. The group used an appropriate option pricing model in determining the fair value of the options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the estimates of the number of options that are expected to become exercisable are revised.

The impact of the revision of original estimates, if any, is recognised in the income statement, with a corresponding adjustment to equity. The proceeds received (if any) net of any directly attributable transaction costs are credited to share capital and premium when the options are exercised.
36     SHARE-BASED PAYMENTS continued

Critical accounting estimates and judgements
The fair value of options granted under the 2006 plan was determined using a Monte Carlo valuation model. The significant inputs into the model are: vesting period, risk free interest rate, volatility, price on date of grant and dividend yield. There were no options granted under the 2006 plan in the current financial period. The fair value of the options granted under the Sisonke ESOP was based on the Harmony spot share price of R28.29 at grant date as there were no market conditions attached to the grant. The fair value of the first options granted under the DSP was based on the Harmony spot share prices of between R45.89 and R56.87 at grant date as there was no market condition attached to the grant. The fair value of the second options granted under the DSP was based on the Harmony spot share price of R74.90 at grant date as there was no market condition attached to the grant.

Employee share-based payments
The objective of these schemes is to recognise the contributions of employees to the group's financial position and performance and to retain key employees.

The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2021	2020
2006 share plan	26	83
Sisonke ESOP	61	73
Management DSP	69	30
Total employee share-based payments	156	186

The directors are authorised to issue up to 60 011 669 ordinary shares to participants who have received awards in accordance with Harmony's employee share incentive schemes. Subsequent to the annual general meeting held on 1 December 2010, 53 482 588 shares have been issued in terms of the various share schemes. At 30 June 2021, no share option awards are outstanding for the 2006 share plan.

In December 2018, the board approved the new Total Incentive Plan for management which includes deferred shares. The first allocations under the new plan occurred in October 2019 with the second allocation occurring in October 2020. Our shareholders have authorised up to 25 000 000 shares of the issued share capital to be used for this plan.

Options granted under the 2006 share plan
The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria

SARs
SARs will vest in equal thirds in year three, four and five, subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2013 to 2014 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).
PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2015 to 2017 allocation:
•50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
•50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

•Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled.
•No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan.

Executive management is encouraged to retain performance shares when they vest and a minimum shareholding requirement has been introduced to achieve this. This shareholding is meant to align shareholder and executive objectives to grow total shareholder return.
36     SHARE-BASED PAYMENTS continued
Employee share-based payments continued
Options granted under the 2006 share plan continued
Activity on share options

	SARs		PS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights
For the year ended 30 June 2021
Balance at beginning of year	377 333	18.41	12 415 024
Options exercised	(371 008)	18.41	(11 928 241)
Options forfeited and lapsed	(6 325)	18.41	(486 783)
Balance at end of year	—	—	—

	SARs		PS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights
For the year ended 30 June 2020
Balance at beginning of year	6 713 044	26.45	21 007 596
Options exercised	(6 086 252)	27.03	—
Options forfeited and lapsed	(249 459)	23.97	(8 592 572)
Balance at end of year	377 333	18.41	12 415 024
There were no RS balances during the 2021 and 2020 financial years.

	SARs		PS
Options and rights vested but not exercised at year end	2021	2020	2021	2020
Options and rights vested but not exercised	—	377 333	—	—
Weighted average option price (SA rand)	n/a	18.41	n/a	n/a

	SA Rand
Figures in million	2021	2020
Gain realised by participants on options and rights traded during the year	807	142
Fair value of options and rights exercised during the year	807	144

Options granted under the Sisonke ESOP
In December 2017 Harmony approved the establishment of the Sisonke ESOP with the aim to facilitate beneficial interest and ownership by non-managerial employees in South Africa (the beneficiaries) of Harmony shares in order to:
•Facilitate economic empowerment of Harmony’s employees;
•Incentivise Harmony’s employees, so as to promote the shared interests of employees and shareholders in the value growth of Harmony; and
•Further align the interests of the Harmony shareholders and those of the employees of Harmony.

The shares were issued to the Harmony ESOP Trust (the Trust) on 15 January 2019 which is also the date on which the required service period of three years commenced. Each beneficiary under the scheme was awarded 225 Participation Units (PU). The Sisonke ESOP is equity-settled.

Award	Vesting	Performance criteria

PU*	The PU will vest after three years from the date on which the service period commenced	The participant is still employed within the group
*    The term Participation Units means the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions.

•Fault	All unvested and unexercised PU not yet vested are lapsed and cancelled.
•No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.
36     SHARE-BASED PAYMENTS continued
Employee share-based payments continued
Options granted under the Sisonke ESOP continued
Activity on share options

Number of PU
Activity on PU granted but not exercised	2021	2020
Balance at beginning of year	6 768 562	6 819 025
Options granted	106 994	366 960
Options vested	(441 548)	(257 271)
Options forfeited and lapsed	(122 341)	(160 152)
Balance at end of year	6 311 667	6 768 562

	2021	2020
Gain realised by participants on options exercised during the year (R'million)	31	12
Weighted average share price at the date of exercise (SA Rand)	70.90	48.21
Remaining life (years)	0.5	1.5

Options granted under the Management Deferred Share Plan
Harmony implemented the Total incentive Plan, comprising a long-term Deferred Share Plan (DSP) and a short-term annual cash payment with effect from 1 July 2019. The total incentive for each management-level employee is determined every year through a balanced scorecard calculation.

The balanced scorecard result includes a number of key short- and long-term company performance measures (to be measured over trailing three- and one-year periods). The measures are reviewed and defined annually with appropriate weightings. A portion of the total incentive is paid immediately in cash and the balance is settled by means of deferred shares.

Award	Vesting	Performance criteria

DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group
*    Deferred shares

	2021	2020
18 September 2019 - 3 years
Gain realised by participants on options exercised during the year (R'million)	28	—
Weighted average share price at the date of exercise (SA Rand)	87.86	—
Remaining life (years)	1.2	—
18 September 2019 - 5 years
Gain realised by participants on options exercised during the year (R'million)	2	—
Weighted average share price at the date of exercise (SA Rand)	87.86	—
Remaining life (years)	3.2	—

Activity on share options

Number of DS
Activity on DS granted but not exercised	2021	2020
Balance at beginning of year	1 162 152	—
Options granted	1 356 715	1 218 013
Options exercised	(331 466)	—
Options forfeited and lapsed	(84 878)	(55 861)
Balance at end of year	2 102 523	1 162 152
36     SHARE-BASED PAYMENTS continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued
Activity on share options continued

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2021
Deferred shares
18 September 2019 - 3 years	595 450	1.2
18 September 2019 - 5 years	232 237	3.2
18 September 2020 - 3 years	895 336	2.2
18 September 2020 - 5 years	379 500	4.2
Total options granted but not yet exercised	2 102 523